Restatement of Consolidated Financial Statements	12 Months Ended
Dec. 31, 2020
Accounting Changes and Error Corrections [Abstract]
Restatement of Consolidated Financial Statements

3. Restatement of Consolidated Financial Statements

On April 29, 2021, the Company, in consultation with its Audit Committee, concluded that, because of a misapplication of the accounting guidance applicable to Public and Private Common Stock Warrants acquired in connection with the Company’s Business Combination with FEAC in December 2020, the Company’s previously issued consolidated financial statements for the year ended December 31, 2020 should no longer be relied upon. As such, the Company is restating its consolidated financial statements for the year ended December 31, 2020 included in this Annual Report.

The Public and Private Common Stock Warrants subject to the misapplication of the applicable accounting guidance were originally issued as part of FEAC’s initial public offering.

On April 12, 2021, the staff of the Securities and Exchange Commission (the “SEC Staff”) issued a public statement entitled “Staff Statement on Accounting and Reporting Considerations for Warrants issued by Special Purpose Acquisition Companies (“SPACs”)” (the “SEC Staff Statement”). In the SEC Staff Statement, the SEC Staff expressed its view that certain terms and conditions common to SPAC warrants may require the warrants to be classified as liabilities on the SPAC’s financial statements as opposed to equity, with subsequent changes in fair value reported in the Company’s statement of operations each reporting period. Since they were acquired in connection with the Business Combination, the Company’s Public and Private Common Stock Warrants were accounted for as equity within the Company’s previously reported consolidated financial statements, and after discussion and evaluation, including with the Company’s independent auditors, management concluded that the Public and Private Common Stock Warrants should be classified as liabilities as of the acquisition date and reported at fair value with subsequent changes in fair value at each reporting period recognized as gains or losses through the consolidated statement of operations.

The material terms of the Public and Private Common Stock Warrants are more fully described in Note 10 — Common Stock Warrants. Amounts were restated in the following notes:

●	Note 2, Summary of Significant Accounting Policies
●	Note 4, Business Combination
●	Note 6, Fair Value Measurements
●	Note 13, Income Taxes
●	Note 15, Net Loss Per Share

Impact of the Restatement

The impact of the restatement on the consolidated balance sheet, consolidated statement of operations and consolidated statement of cash flows for the year ended December 31, 2020 is presented below. The restatement had no impact on net cash flows from operating, investing or financing activities.

	As of December 31, 2020
	As Previously	Restatement
Consolidated Balance Sheet	Reported	Adjustment		As Restated

	(In Thousands, Except for Number of Shares and Par Value Per Share Amounts)
Assets
Total current assets	$273,219	$—		$273,219
Total assets	282,421	—		282,421
Liabilities and stockholders’ equity
Total current liabilities	47,356	—		47,356
Common stock warrant liabilities(1)	—	178,232		178,232
Total liabilities	47,402	178,232		225,634
Stockholders’ equity:(1)
Preferred stock $0.0001 par value; 10 million shares authorized – 0 issued and outstanding as of December 31, 2020 and 2019	—	—		—
Common stock $0.0001 par value; 625 million shares authorized; Class A common stock – 500 million shares authorized; 292 million and 212 million shares issued and outstanding as of December 31, 2020 and 2019, respectively; Class B common stock – 125 million shares authorized; 78 million and 74 million shares issued and outstanding as of December 31, 2020 and 2019, respectively	37	—		37
Additional paid-in capital	450,248	(155,183)	(1)	295,065
Accumulated deficit	(215,266)	(23,049)	(2)	(238,315)
Total stockholders’ equity	235,019	(178,232)		56,787
Total liabilities and stockholders’ equity	$282,421	$—		$282,421

	For the Year Ended December 31, 2020
	As Previously	Restatement
Consolidated Statement of Operations	Reported	Adjustment		As Restated

	(In Thousands, Except for Number of Shares and Per Share Amounts)
Revenue	$230,115	$—		$230,115
Total cost and expenses	$329,736	$—		$329,736
Loss from operations	$(99,621)	$—		$(99,621)
Change in fair value of common stock warrant liabilities	$—	$(23,049)	(2)	$(23,049)
Loss before income taxes	$(122,346)	$(23,049)		$(145,395)
Provision for income taxes	$115	$—		$115
Net loss	$(122,461)	$(23,049)		$(145,510)
Basic and diluted net loss per share	$(0.42)	$(0.07)		$(0.49)
Basic and diluted weighted-average common shares outstanding	294,549,146	—		294,549,146

	As of December 31, 2020
	As Previously	Restatement
Consolidated Statement of Stockholders’ Equity	Reported	Adjustment		As Restated

	(In Thousands)
Net Business Combination and PIPE Financing	$230,426	$(155,183)	(1)	$75,243
Net loss	$(122,461)	$(23,049)	(2)	$(145,510)
Balance at December 31, 2020	$235,019	$(178,232)		$56,787

	For the Year Ended December 31, 2020
	As Previously	Restatement
Consolidated Statement of Cash Flows	Reported	Adjustment		As Restated

	(In Thousands)
Net loss	$(122,461)	$(23,049)	(2)	$(145,510)
Change in fair value of common stock warrant liabilities	$—	$23,049	(2)	$23,049
Net cash used in operating activities	$(56,232)	$—		$(56,232)
(1)	Reclassification of common stock warrants from equity classified to liability classified.
(2)

Amounts represent the fair value adjustments related to the revaluation of liability classified common stock warrants and transaction costs and advisor fees incurred by Skillz attributable to the liability classified common stock warrants.

Subsequent Exercises

From January 1, 2021 through May 13, 2021, 9,518,203 of Public Warrants were exercised for total proceeds of $109.5 million.